UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS 93.85%

Aircraft Parts & Auxiliary Equipment, Nec - 0.26%
1,836	Heico Corp. Class A	138,618
939	Spirit Aerosystems Holdings, Inc.	86,078
		224,696
Apparel & Other Finished Products of Fabrics & Similar Material - 1.56%
11,020	Carter's, Inc.	1,086,572
1,166	Lululemon Athletica, Inc. (Canada) *	189,463
3,765	Under Armour, Inc. Class A *	73,267
		1,349,302
Auto Controls - .99%
8,331	Ingersoll-Rand Plc (Ireland)	852,261

Beverages - .02%
660	Keurig Dr. Pepper, Inc.	15,292

Biological Products (No Diagnostic Substances) - .37%
491	Bluebird Bio, Inc. *	71,686
1,078	Neurocrine Bioscience, Inc. *	132,540
1,450	Seattle Genetics, Inc. *	111,824
		316,050
Cement, Hydroulic - 0.07%
743	Eagle Materials, Inc. *	63,333

Chemicals & Allied Products - 0.10%
1,231	W R Grace & Co.	87,967

Computer Communications Equipment - 0.89%
3,836	F5 Networks, Inc. *	764,975

Computer Peripheral Equipment, NEC - 0.70%
2,670	Palo Alto Networks*	601,444

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.17%
1,335	Avery Dennison Corp.	144,647

Electrical Work - 1.30%
33,726	Quanta Services, Inc.*	1,125,774

Electronic Components & Accessories - 0.19%
1,234	Hubbell, Inc.	164,825

Electronic Connectors - .45%
4,097	Amphenol Corp. Class A	385,200

Engines & Turbines - .34%
1,647	Brunswick Corp.	110,382
1,239	Cummins, Inc.	180,981
		291,363
Footwear, (No Rubber) - 0.25%
7,800	Skechers USA, Inc. Class A *	217,854

General Bldg Contractors - Residentail Bldgs - 0.09%
1,455	Fortune Brands Home & Security, Inc.	76,184

General Industrial Machinery & Equipment - 0.34%
1,652	Zebra Technologies Corp. Class A *	292,123

Grain Mill Products - 0.56%
6,919	Kellogg Co.	484,468

Hotels & Motels - 0.63%
6,547	Choice Hotels International, Inc.	545,365

Household Appliances - 0.14%
2,254	Smith A O Corp.	120,296

Industrial & Comercial Fans & Blowers & Air Purifing Equipment - 1.18%
17,468	Donaldson Co.	1,017,686

Industrial Instruments For Measurement, Display & Control - .85%
6,452	Cognex Corp.	360,151
7,559	Sensata Technologies Holdings NV *	374,548
		734,699
Industrial Organic Chemicals - .71%
1,365	International Flavors & Fragrances, Inc.	189,899
5,097	Westlake Chemical Corp.	423,612
		613,510
Laboratory Analytical Instruments - 2.07%
10,092	Bruker Corp.	337,577
242	Mettler Toledo International, Inc. *	147,373
6,680	Waters Corp. *	1,300,462
		1,785,413
Leather & Leather Products - 0.22%
1,528	Michael Kors Holdings Ltd. (United Kingdom) *	104,760
1,684	Tapestry, Inc.	84,655
		189,414
Measuring & Controlling Devices, Nec - .69%
3,176	Rockwell Automation, Inc.	595,564

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.36%
1,583	Cintas Corp. *	313,133

Metalworking Machinery & Equipment - 1.08%
9,946	Lincoln Electric Holdings, Inc.	929,354

Millwood, Veneer. Plywood, & Structural Wood Members - 0.37%
8,818	Masco Corp.	322,739

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .14%
659	Martin Marietta Materials, Inc.	119,905

Miscellaneous Electrical Macinery, Equipment & Supplies - .67%
9,800	Energizer Holding, Inc.	574,770

Miscellaneous Food Preparation & Kindred Products - .14%
905	McCormick & Company, Inc. *	119,234

Motor Homes - 0.52%
5,373	Thor Industries, Inc. *	449,720

Motor Vehicle Parts & Accessories - 1.72%
4,251	Aptiv Plc. (United Kingdom)	356,659
1	Delphi Automotive Plc. (United Kingdom)	31
9,560	Gentex Corp.	205,158
6,349	Lear Corp.	920,605
		1,482,453
Motor Vehicle & Passenger Car Bodies - .94%
6,864	WABCO Holdings, Inc. (Belgium) *	809,540

Motors & Generators - .12%
1,288	Ametek, Inc.	101,907

Ophthalmic goods - 1.40%
4,367	The Cooper Companies, Inc.	1,210,314

Optical Instruments & Lenses - 1.39%
11,775	KLA Tencor Corp.	1,197,635

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.63%
3,321	Align Technology, Inc. *	1,299,242
5,571	Edwards Lifesciences Corp. *	969,911
		2,269,153
Paints, Varnishes, Lacquers, Enamels & Allied Prods - .47%
6,289	RPM International, Inc.	408,408

Paperboard Containers & Boxes - 1.51%
11,862	Packaging Corp. of America	1,301,143

Pharmaceutical Preparations - 3.02%
1,875	Alkermes, Plc. *	79,575
6,207	Biomarin Pharmaceutical, Inc. *	601,893
8,451	Ionis Pharmaceuticals, Inc. *	435,903
3,979	Jazz Pharmaceuticals, Plc. *	668,989
6,173	Nektar Therapeutics *	376,306
2,006	Sage Therapeutics, Inc. *	283,348
586	Sarepta Therapeutics, Inc. *	94,645
1,829	Tesaro, Inc. *	71,349
		2,612,007
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.15%
1,163	Celanese Corp. Series A	132,582

Plastic Material, Synth Resin & Nonvulcan Elastomers - 1.09%
13,999	Hexcel Corp.	938,633

Plastics Products, Nec - .93%
11,530	Armstrong World Industries, Inc. *	802,488

Pumps & Pumping Equipment - 0.34%
3,061	Graco, Inc.	141,847
1,935	Xylem, Inc.	154,548
		296,395
Radio E173Broadcasting Stations - 1.18%
160,767	Sirius XM Holdings, Inc.	1,016,047

Radiotelephone Communications - .61%
1,974	Arista Networks, Inc. *	524,808

Retail-Auto & Home Supply Stores - 2.14%
1,040	AutoZone, Inc. *	806,728
3,005	O'reilly Automotive, Inc. *	1,043,697
		1,850,425
Retail-Auto Dealers & Gasoline Stations - .48%
8,048	Copart, Inc. *	414,713

Retail-Building Materials, Hardware, Garden Supply - 1.36%
13,777	Fastenal Co.	799,342
4,129	Tractor Supply Co.	375,244
		1,174,585
Retail-Catalog & Mail-Order Houses - .12%
707	Wayfair, Inc. *	104,403

Retail-Department Stores - .14%
721	Burlington Stores, Inc. *	117,465

Retail-Family Clothing Stores - .73%
6,335	Ross Stores, Inc.	627,799

Retail-Radio TV & Consumer Electronics Stores - 0.58%
6,303	Best Buy Company, Inc.	500,206

Retail-Retail Stores, Nec - 1.36%
4,155	Ulta Beauty, Inc. *	1,172,209

Retail-Variety Stores - 1.49%
11,068	Dollar General Corp.	1,209,732
932	Dollar Tree, Inc. *	76,005
		1,285,737
Search, Detection, Navigation, Guidance, Aeronautical Systems - .11%
550	Harris Corp.	93,066

Semiconductors & Related Devices - 4.84%
14,144	Advanced Micro Devices, Inc. *	436,908
4,285	Analog Devices, Inc.	396,191
4,788	Cypress Semiconductor Corp.	69,378
4,622	IPG Photonics Corp. *	721,356
16,338	Microchip Technology, Inc.	1,289,232
18,605	On Semiconductor Corp. *	342,890
10,231	Skyworks Solution, Inc.	928,054
		4,184,009
Services-Advertising Agencies - .16%
6,088	Interpublic Group of Companies, Inc.	139,233

Services-Business Services, NEC - 1.78%
1,048	Akamai Technologies, Inc. *	76,661
6,380	Broadridge Financial Solutions, Inc.	841,841
3,700	CDK Global, Inc.	231,472
8,757	Zillow Group, Inc. Class C *	387,497
		1,537,471
Services-Child Day Care Services - .29%
2,162	Bright Horizons Family Solutions, Inc. *	254,770

Services-Commercial Physical & Biological Research - 1.34%
6,438	Charles River Laboratories International, Inc. *	866,169
1,240	Exact Sciences Corp. *	97,861
2,834	Incyte Corp. *	195,773
		1,159,802
Services-Computer Integrated Systems - 1.03%
1,330	Cerner Corp. *	85,665
9,662	GoDaddy, Inc. Class A *	805,714
		891,379
Services-Computer Processing & Data Preparation - .93%
5,495	Workday, Inc. Class A *	802,160

Services-Computer Programming & Data Preparation - 2.93%
6,048	Aspen Technology, Inc. *	688,928
11,493	VeriSign, Inc. *	1,840,259
		2,529,187
Services-Computer Programming, Data Processing, Etc. - 2.59%
2,209	Factset Research Systems, Inc.	494,175
4,979	Red Hat, Inc. *	678,538
23,752	Switch, Inc. Class A	256,522
1,404	TripAdvisor, Inc. *	71,702
25,944	Twitter, Inc. *	738,366
		2,239,304
Services-Computer Programming Services - 0.90%
5,632	EPAM Systems, Inc. *	775,526

Services-Consumer Credit Report - 3.73%
4,153	Equifax, Inc. *	542,257
7,158	Moodys Corp.	1,196,818
20,142	TransUnion	1,482,048
		3,221,123
Services-Home Health Care Services - 0.74%
2,008	Chemed Corp. *	641,717

Services-Hospitals - 0.86%
9,589	Encompass Health Corp.	747,463

Services-Management Consulting Services - 1.51%
26,211	Booz Allen Hamilton Holding Corp. *	1,300,852

Services-Management Services - 0.19%
2,597	Servicemaster Global Holdings, Inc. *	161,092

Services-Personal Services - 0.55%
18,446	H&R Block, Inc.	474,985

Services-Prepackaged Software - 10.97%
3,801	Atlassian Corp. Plc Class A (United Kingdom) *	365,428
12,710	Citrix Systems, Inc *	1,412,844
1,531	Docusign, Inc. *	80,485
960	LogMeIn, Inc. *	85,536
1,527	Nutanix, Inc. Class A *	65,233
3,463	Paycom Software, Inc. *	538,185
5,932	ServiceNow, Inc. *	1,160,477
5,174	Splunk, Inc. *	625,588
11,564	Square, Inc. Class A *	1,144,952
10,029	SS&C Technologies Holdings, Inc.	569,948
12,296	Tableau Software, Inc. Class A *	1,373,955
1,526	Take-Two Interactive Software, Inc. *	210,573
1,385	Twilio, Inc. *	119,498
4,987	Tyler Technologies, Inc. *	1,222,114
608	Ultimate Software Group, Inc. *	195,892
2,860	Veeva Systems, Inc. Class A *	311,368
		9,482,075
Special Industry Machinery, NEC - 0.99%
5,618	Lam Research Corp.	852,251

Specialty Cleaning, Polishing and Sanitation Preparations - 0.91%
5,250	Clorox Co.	789,653

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.07%
20,373	Steel Dynamics, Inc.	920,656

Sugar & Confectionery Products - 0.37%
3,162	Hershey Co.	322,524

Surgical & Medical Instruments & Apparatus - 3.11%
6,566	Dexcom, Inc. *	939,201
10,514	Hill-Rom Holdings, Inc.	992,522
766	Resmed, Inc.	88,350
2,517	Teleflex, Inc.	669,749
		2,689,821
Transportation Services - .85%
2,641	Expedia, Inc.	344,598
3,424	XPO Logistics, Inc. *	390,918
		735,516
Trucking (No Local) - 2.22%
11,309	Hunt J.B. Transport Services, Inc.	1,345,092
2,321	Old Dominion Freight Line, Inc.	374,284
8,020	Schneider National, Inc.	200,340
		1,919,717
Wholesale-Drugs, Proprietaries & Druggists' Sundries - .87%
878	Amerisourcebergen Corp.	80,969
4,270	Herbalife Ltd. *	232,929
5,292	Nu Skin Enterprises, Inc. Class A	436,167
		750,064
Wholesale-Durable Goods - 1.43%
2,443	W.W. Grainger, Inc. *	873,153
8,486	HD Supply Holdings, Inc. *	363,116
		1,236,269
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.52%
15,494	Henry Schein, Inc. *	1,317,455

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - .81%
22,200	Lkq Corp. *	703,074

TOTAL FOR COMMON STOCKS (Cost $63,829,515) - 93.85%		81,111,828

REAL ESTATE INVESTMENT TRUSTS - 2.79%
10,067	Equity Lifestyle Properties, Inc.	970,962
2,924	Extra Space Storage, Inc.	253,335
1,187	Lamar Advertising Co. Class A	92,349
11,476	Life Storage, Inc.	1,092,056
		2,408,702

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,273,646) - 2.79%		2,408,702

TOTAL INVESTMENTS (Cost $66,103,161) ** - 96.64%		83,520,530

OTHER ASSETS LESS LIABILITIES - 3.36%		2,903,322

NET ASSETS - 100.00%		$ 86,423,852

* Non-income producing securities during the period.

** At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,103,161 amounted to $17,345,003, which consisted of aggregate gross unrealized appreciation of $18,770,549 and aggregate gross unrealized depreciation of $1,425,546.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,103,161 amounted to $17,345,003, which consisted of aggregate gross unrealized appreciation of $18,770,549 and aggregate gross unrealized depreciation of $1,425,546.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 81,111,828	$0	$0	$81,111,828
Real Estate Investment Trust	$ 2,408,702	$0	$0	$2,408,702
Total	$ 83,520,530	$0	$0	$83,520,530

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2018

Shares				Value

COMMON STOCKS - 7.08%

Beverages - 0.40%
2,161	PepsiCo, Inc.			$ 241,600
5,494	The Coca-Cola Co.			253,768
				495,368
Construction, Mining & Materials Handling Machinery & Equipment - 0.22%
1,229	Apergy Corp. *			53,535
2,459	Dover Corp.			217,695
				$ 271,231
Converted Paper & Paperboard Products - 0.20%
2,150	Kimberly-Clark Corp.			244,326

Cutlery, Handtools & General Hardware - 0.18%
1,519	Stanley Black & Decker, Inc.			222,442

Electromedical & Electrotherapeutic Apparatus - 0.24%
3,006	Medtronic PLC (Ireland)			295,700

Electronic & Other Electrical Equipment - 0.22%
3,544	Emerson Electric Co.			271,400

Fats & Oils - 0.24%
5,844	Archer-Daniels-Midland Co. *			293,778

General Industrial Machinery & Equipment - 0.17%
1,496	Illinois Tool Works, Inc.			211,116

Household Appliances - 0.17%
3,796	Smith A O Corp.			202,593

Household Furniture - 0.19%
5,384	Leggett & Platt, Inc.			235,765

Industrial Inorganic Chemicals - 0.42%
1,532	Air Products & Chemicals, Inc.			255,921
1,582	Prazair, Inc. *			254,275
				510,195
Industrial Instruments for Measurement - 0.21%
860	Roper Industries, Inc.			254,741

Men's & Boys Furnishings - 0.49%
1,570	Cintas Corp.*			310,562
3,093	VF Corp.			289,041
				599,603
Miscellaneous Food Preparations & Kindred Products - 0.26%
2,395	McCormick & Company, Inc.			315,541

Perfumes, Cosmetics & Other Toilet Preparations - 0.19%
3,485	Colgate-Palmolive Co.			233,321

Pharmaceutical Preparations - 0.62%
4,170	Abbott Laboratories			305,911
2,130	AbbVie, Inc.			201,455
1,862	Johnson & Johnson			257,273
				764,639
Retail-Building Materials, Hardware, Garden Supply - 0.23%
606	The Sherwin-Williams Co.			275,857

Retail-Drug Stores & Proprietary Store - 0.20%
3,418	Walgreen Boots Alliance, Inc.			249,172

Retail-Lumber & Other Building Materials - 0.23%
2,449	Lowe's Companies, Inc.			281,194

Services-Computer Processing & Data Preparation - 0.27%
2,173	Automatic Data Processing, Inc.			327,384

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
1,862	Ecolab, Inc.			291,924
2,979	The Procter & Gamble Co.			247,942
				539,867
Special Industry Machinery - 0.12%
3,444	Pentair PLC (Ireland)			149,297

Special Industry Machinery (No Metalworking Machinery) - 0.08%
3,444	nVent Electric PLC			93,539

Specialty Cleaning, Polishing & Sanita - 0.23%
1,878	The Clorox Co.			282,470

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.20%
3,859	Nucor Corporation			244,854

Surgical & Medical Instruments & Apparatus - 0.18%
1,051	3M Co.			221,456

Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
2,452	Genuine Parts Co.			243,729

Wholesale-Durable Goods - 0.28%
948	W.W. Grainger, Inc.			338,825

TOTAL FOR COMMON STOCKS (Cost $6,093,785) - 7.08%				8,669,401

REAL ESTATE INVESTMENT TRUSTS - 0.67%
1,532	Avalonbay Communities, Inc.			277,522
2,186	Federal Realty Investment Trust			276,463
1,324	Public Storage			266,958
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $914,903) - 0.67%				820,943

SUKUK - 53.55%

Airlines - 0.49%
600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)			597,750

Banks - 6.98%
2,800,000	ALHILA, Series REGS, 3.267%, 10/08/2018 (United Arab Emirates)			2,800,714
1,000,000	DIB Sukuk Ltd., 6.25% 03/29/2049 (United Arab Emirates)			1,005,935
2,270,000	EXIM Sukuk Malaysia Berhad, 2.874%, 02/19/2019 (Malaysia)			2,267,889
2,500,000	SIB Sukuk Co, 2.843% 03/17/2020 (Cayman Islands)			2,471,688
				8,546,225
Communications Equipment - 1.79%
2,200,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)			2,191,567

Financial Services - 5.63%
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)			2,901,218
4,000,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (Cayman Islands)			3,995,200
				6,896,418
Industry Chemicals - 0.81%
1,000,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024			987,700

Integrated Oils - 3.23%
4,000,000	Petronas Global Sukuk, Series REGS, 2.707%, 03/18/2020 (Malaysia)			3,954,352

Real Estate - 9.41%
1,000,000	Dar Al-Arkan, Ltd., 6.5%, 05/28/2019 (Saudi Arabia)			1,008,690
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,510,725
1,000,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)			997,500
3,500,000	Emaar Sukuk, Ltd., Series REGS, 6.40%, 07/18/2019 (Cayman Islands)			3,589,810
1,000,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)			1,007,150
3,400,000	Sukuk Funding No. 3, Ltd., Series REGS, 4.348%, 12/03/2018 (Cayman Islands)			3,404,811
				11,518,686
Sovereigns - 12.83%
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)			936,180
3,000,000	Investment Corporation of Dubai, Ltd., 3.508%, 05/21/2020 (Cayman Islands)			2,984,250
1,600,000	Indonesia, Government of, Series 144A, 3.40%, 03/29/2022 (Indonesia) (1)			1,574,000
300,000	Indonesia, Government of, Series 144A, 4.15%, 03/29/2027 (Indonesia) (1)			289,500
1,100,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)			1,071,400
1,000,000	KSA Sukuk, Ltd., Series 144A, 4.303%, 01/19/2029 (Saudi Arabia) (1)			1,001,922
1,500,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)			1,437,144
1,200,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)			1,205,130
1,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)			1,363,250
2,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.00%, 11/21/2018 (Indonesia)			2,398,800
1,450,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)			1,445,944
				15,707,520
Superanationals - 4.25%
2,000,000	IDB Trust Services, Ltd. REGS, 1.8125%, 03/06/2019 (Jersey)			1,990,000
2,270,000	IDB Trust Services, Ltd. REGS, 1.831%, 03/12/2020 (Jersey)			2,224,033
1,000,000	IDB Trust Services, Ltd. REGS, 2.111%, 09/25/2019 (Jersey)			991,890
				5,205,923
Transportation & Logistics - 3.24%
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)			989,880
3,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 4.848, 9/26/2028 (Cayman Islands)			2,971,500
				3,961,380
Utilities - 1.62%
1,000,000	Mazoon Assets Co., Series 144A, 5.20%, 11/08/2027 (Oman) (1)			965,000
1,000,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			1,012,434
				1,977,434
Wireless Telecommunications Services - 3.27%
4,000,000	Ooredoo Tamweel Ltd., Series REGS, 3.039%, 12/03/2018 (Qatar)			4,001,840

TOTAL FOR SUKUK (Cost $68,837,407) - 53.55%				65,546,796

TRADE FINANCE AGREEMENTS (2)- 6.01%

		Acquisition Date (2)	Cost (2)	Value
Consumer Banking - 0.03%
35,042	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 03/28/2019 (Togo)	9/26/2018	$ 35,042	$ 34,990

Consumer Cyclical - Apparel/Textiles - 0.81%
353,541	PT Pan Brothers TbK, 3.814%, (3-month US LIBOR +2.300%), 10/22/2018 (Indonesia) (3)	06/20/2018 - 09/26/2018	353,541	353,364
237,955	PT Pan Brothers TbK, 3.814%, (3-month US LIBOR +2.300%), 01/11/2019 (Indonesia) (3)	06/20/2018 - 09/26/2018	237,955	237,836
406,409	PT Pan Brothers TbK, 3.8575%, (3-month US LIBOR +2.300%), 01/23/2019 (Indonesia) (3)	06/20/2018 - 09/26/2018	406,409	406,206
			997,905	997,406
Consumer Non-Cyclical/Food-Wholesale - 1.04%
142,857	Government of Gambia, 4.988%, (12-month US LIBOR +2.60%), 01/28/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	142,857	141,929
457,143	Government of Gambia, 5.042%, (12-month US LIBOR +2.60%), 12/17/2018 (Gambia) (3)	12/21/2017 - 09/11/2018	457,143	454,171
114,286	Government of Gambia, 5.046%, (12-month US LIBOR +2.60%), 12/24/2018 (Gambia) (3)	12/21/2017 - 09/11/2018	114,286	113,543
74,286	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 02/19/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	74,286	73,803
200,000	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 04/08/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	200,000	198,700
23,328	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 05/20/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	23,328	23,176
46,656	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 05/30/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	46,656	46,353
29,143	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 06/03/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	29,143	28,953
32,703	Government of Gambia, 5.670792%, (12-month US LIBOR +2.60%), 07/15/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	32,703	32,491
12,471	Government of Gambia, 5.73165%, (12-month US LIBOR +2.60%), 09/06/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	12,471	12,390
143,657	PT Angel Tbk, 3.825%, 07/15/2018 (Indonesia)	1/31/2018	143,657	143,298
			1,276,530	1,268,807
Energy - Oil Refining and Marketing - 2.54%
31,906	Government of Djibouti, 5.2434272%, (12-month US LIBOR +2.60%), 10/17/2018 (Djibouti) (3)	08/16/2018 - 09/14/2018	31,906	31,970
59,085	Government of Djibouti, 5.26482%, (12-month US LIBOR +2.60%), 10/16/2018 (Djibouti) (3)	08/16/2018 - 09/14/2018	59,085	59,203
111,455	Government of Djibouti, 5.2680144%, (12-month US LIBOR +2.60%), 10/15/2018 (Djibouti) (3)	08/16/2018 - 09/14/2018	111,455	111,677
186,899	Government of Djibouti, 5.27648%, (12-month US LIBOR +2.60%), 10/29/2018 (Djibouti) (3)	08/16/2018 - 09/14/2018	186,899	187,273
83,350	Government of Djibouti, 5.30728%, (12-month US LIBOR +2.60%), 11/16/2018 (Djibouti) (3)	08/16/2018 - 09/14/2018	83,350	83,517
9,016	Government of Egypt II, 3.964%, (12-month US LIBOR +2.60%), 10/05/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	9,016	8,975
25,653	Government of Egypt II, 3.972%, (12-month US LIBOR +2.60%), 10/12/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	25,653	25,538
100,017	Government of Egypt II, 3.985%, (12-month US LIBOR +2.60%), 10/18/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	100,017	99,567
18,418	Government of Egypt II, 3.988%, (12-month US LIBOR +2.60%), 10/19/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	18,418	18,335
17,907	Government of Egypt II, 4.003%, (12-month US LIBOR +2.60%), 10/26/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	17,907	17,826
7,753	Government of Egypt II, 4.003%, (12-month US LIBOR +2.60%), 11/19/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	7,753	7,718
42,202	Government of Egypt II, 4.003%, (12-month US LIBOR +2.60%), 12/06/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	42,202	42,012
31,552	Government of Egypt II, 4.003%, (12-month US LIBOR +2.60%), 12/10/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	31,552	31,410
29,615	Government of Egypt II, 4.003%, (12-month US LIBOR +2.60%), 12/17/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	29,615	29,482
11,235	Government of Egypt II, 4.0166%, (12-month US LIBOR +2.60%), 11/02/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	11,235	11,184
36,320	Government of Egypt II, 4.033%, (12-month US LIBOR +2.60%), 11/09/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	36,320	36,157
29,863	Government of Egypt II, 4.0556%, (12-month US LIBOR +2.60%), 11/16/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	29,863	29,729
16,821	Government of Egypt II, 4.0746%, (12-month US LIBOR +2.60%), 11/19/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	16,821	16,745
9,014	Government of Egypt II, 4.0806%, (12-month US LIBOR +2.60%), 11/23/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	9,014	8,974
23,310	Government of Egypt II, 4.08245%, (12-month US LIBOR +2.60%), 11/23/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	23,310	23,205
125,579	Government of Egypt II, 4.084%, (12-month US LIBOR +2.60%), 11/26/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	125,579	125,013
5,498	Government of Egypt II, 4.104%, (12-month US LIBOR +2.60%), 11/30/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	5,498	5,473
45,275	Government of Egypt II, 4.183%, (12-month US LIBOR +2.60%), 12/14/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	45,275	45,071
15,287	Government of Egypt II, 4.222%, (12-month US LIBOR +2.60%), 12/21/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	15,287	15,219
16,906	Government of Egypt II, 4.232%, (12-month US LIBOR +2.60%), 12/24/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	16,906	16,830
18,835	Government of Egypt II, 4.23571%, (12-month US LIBOR +2.60%), 12/28/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	18,835	18,750
13,747	Government of Egypt II, 4.2384%, (12-month US LIBOR +2.60%), 12/31/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	13,747	13,685
19,467	Government of Egypt II, 4.24604%, (12-month US LIBOR +2.60%), 12/31/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	19,467	19,379
25,021	Government of Egypt II, 4.26451%, (12-month US LIBOR +2.60%), 01/03/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	25,021	24,908
12,276	Government of Egypt II, 4.2717%, (12-month US LIBOR +2.60%), 01/07/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	12,276	12,221
7,623	Government of Egypt II, 4.27458%, (12-month US LIBOR +2.60%), 01/04/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	7,623	7,588
9,188	Government of Egypt II, 4.27568%, (12-month US LIBOR +2.60%), 01/07/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	9,188	9,147
8,954	Government of Egypt II, 4.27997%, (12-month US LIBOR +2.60%), 01/12/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	8,954	8,914
6,970	Government of Egypt II, 4.28765%, (12-month US LIBOR +2.60%), 01/11/2019 (Egypt) (3)	10/09/2017 - 01/11/2018	6,970	6,939
31,000	Government of Egypt II, 4.611%, (12-month US LIBOR +2.60%), 12/07/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	31,000	30,860
55,838	Government of Egypt II, 4.71063%, (12-month US LIBOR +2.60%), 12/24/2018 (Egypt) (3)	10/09/2017 - 01/11/2018	55,838	58,573
107,027	Government of Pakistan, 3.817%, (12-month US LIBOR +2.220%), 10/01/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	107,027	107,348
118,267	Government of Pakistan, 3.828%, (12-month US LIBOR +2.220%), 10/15/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	118,267	118,622
108,585	Government of Pakistan, 3.836%, (12-month US LIBOR +2.220%), 12/13/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	108,585	108,476
116,097	Government of Pakistan, 3.845%, (12-month US LIBOR +2.220%), 10/18/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	116,097	116,445
115,958	Government of Pakistan, 3.861%, (12-month US LIBOR +2.220%), 10/22/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	115,958	116,306
111,694	Government of Pakistan, 3.873%, (12-month US LIBOR +2.220%), 12/17/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	111,694	111,583
112,264	Government of Pakistan, 3.879%, (12-month US LIBOR +2.220%), 11/01/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	112,264	112,601
124,043	Government of Pakistan, 3.897%, (12-month US LIBOR +2.220%), 11/08/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	124,043	124,415
101,670	Government of Pakistan, 3.898%, (12-month US LIBOR +2.220%), 12/24/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	101,670	101,568
127,452	Government of Pakistan, 3.922%, (12-month US LIBOR +2.220%), 11/19/2018 (Pakistan) (3)	10/04/2017 - 04/26/2018	127,452	127,834
127,267	Government of Pakistan, 4.080%, (12-month US LIBOR +2.220%), 02/08/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	127,267	127,140
23,812	Government of Pakistan, 4.080%, (12-month US LIBOR +2.220%), 02/19/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	23,812	23,788
128,565	Government of Pakistan, 4.080%, (12-month US LIBOR +2.220%), 03/07/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	128,565	128,436
131,881	Government of Pakistan, 4.092%, (12-month US LIBOR +2.220%), 02/11/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	131,881	131,749
127,278	Government of Pakistan, 4.398%, (12-month US LIBOR +2.220%), 03/21/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	127,278	127,151
127,451	Government of Pakistan, 4.491%, (12-month US LIBOR +2.220%), 04/25/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	127,451	127,324
			3,108,163	3,109,853
Foreign Sovereign - 1.59%
431,178	The Tunisian Company of Electricity and Gas, 2.418%, 10/22/2018 (Tunisia)	04/24/2018 - 08/28/2018	431,178	431,178
541,425	The Tunisian Company of Electricity and Gas, 2.418%, 02/25/2019 (Tunisia)	04/24/2018 - 08/28/2018	541,425	541,425
354,793	The Tunisian Refining Industries Company, 2.418%, 01/07/2019 (Tunisia)	06/12/2018 - 09/27/2018	354,793	354,793
36,958	The Tunisian Refining Industries Company, 2.418%, 01/14/2019 (Tunisia)	06/12/2018 - 09/27/2018	36,958	36,958
42,572	The Tunisian Refining Industries Company, 2.418%, 01/23/2019 (Tunisia)	06/12/2018 - 09/27/2018	42,572	42,572
197,055	The Tunisian Refining Industries Company, 2.418%, 11/12/2018 (Tunisia)	06/12/2018 - 09/27/2018	197,055	197,055
48,115	The Tunisian Refining Industries Company, 2.418%, 12/18/2018 (Tunisia)	06/12/2018 - 09/27/2018	48,115	48,115
66,194	The Tunisian Refining Industries Company, 2.418%, 03/27/2019 (Tunisia)	06/12/2018 - 09/27/2018	66,194	66,194
228,238	The Tunisian Refining Industries Company, 2.47%, 01/14/2019 (Tunisia)	06/12/2018 - 09/27/2018	228,238	228,238
			1,946,526	1,946,526

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $7,364,167) - 6.01%			$ 7,364,167	$ 7,357,582

BANK DEPOSITS - 27.27%
5,566,579	Arab Banking Corp., NY Branch, 2.32% - 2.80%, 10/12/2018 - 12/18/2018 (Bahrain) (4)			5,566,579
7,061,603	Gulf International Bank (UK), 2.05% - 2.57%, 10/10/2018 - 09/04/2019 (Bahrain) (4)			7,061,603
6,111,172	Maybank Islamic Bank, 2.05% - 2.28%, 11/13/2018 - 08/30/2019 (Malaysia) (4)			6,111,172
7,121,579	Qatar National Bank, 2.35% - 2.86%, 10/10/2018 - 04/05/2019 (Qatar) (4)			7,121,579
7,524,656	QIB (UK) Plc., 2.12% - 3.05%, 10/10/2018 - 04/25/2019 (Qatar) (4)			7,524,656
TOTAL FOR BANK TIME DEPOSITS (Cost $33,385,589) 27.27%				33,385,589

TOTAL FOR INVESTMENTS (Cost $114,598,851) ** - 94.59%				115,780,311

OTHER ASSETS LESS LIABILITIES - 5.41%				6,627,709

NET ASSETS - 100.00%				$ 122,408,020

* Non-income producing securities during the period.

** At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $114,598,851 amounted to $1,828,361, which consisted of aggregate gross unrealized appreciation of $2,663,504 and aggregate gross unrealized depreciation of $835,142.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 30, 2018 these liquid restricted securities amount to $7,275,146, which represented 5.94% of total net assets.

(2) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $7,357,582, which represented 6.01% of total net assets.

(3) Floating/variable note with current rate and current maturity or next reset date shown.
(4) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $114,598,851 amounted to $1,828,361, which consisted of aggregate gross unrealized appreciation of $2,663,504 and aggregate gross unrealized depreciation of $835,142.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,669,401	$0	$0	$8,669,401
Real Estate Investment Trusts	820,943	$0	$0	$820,943
Sukuk	$0	65,546,796	$0	$65,546,796
Trade Finance Agreements	$0	$0	7,357,582	$7,357,582
Bank Time Deposits	$0	$33,385,589	$0	$33,385,589
	$9,490,345	$98,932,384	$7,357,582	$115,780,311

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 26, 2018